Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Schedule of Income before Income Tax Domestic and Foreign [Table Text Block]	The sources of income from continuing operations before income taxes are:

(dollars in millions)	2017	2016	2015
United States	$2,990	$2,534	$2,782
Foreign	4,773	4,599	3,685
	$7,763	$7,133	$6,467

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax expense (benefit) for the years ended December 31, 2017, 2016 and 2015 consisted of the following components:

(dollars in millions)	2017	2016	2015
Current:
United States:
Federal	$1,577	$30	$328
State	64	(21)	(37)
Foreign	1,140	1,290	1,158
	2,781	1,299	1,449
Future:
United States:
Federal	(27)	318	712
State	84	134	109
Foreign	5	(54)	(159)
	62	398	662
Income tax expense	$2,843	$1,697	$2,111
Attributable to items credited (charged) to equity	$(128)	$(299)	$(114)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Differences between effective income tax rates and the statutory U.S. federal income tax rate are as follows:

	2017	2016	2015
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
Tax on international activities	(6.4)%	(8.1)%	(2.0)%
Tax audit settlements	(0.7)%	(2.9)%	—
U.S. tax reform	8.9%	—	—
Other	(0.2)%	(0.2)%	(0.4)%
Effective income tax rate	36.6%	23.8%	32.6%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences and tax carryforwards which gave rise to future income tax benefits and payables at December 31, 2017 and 2016 are as follows:

(dollars in millions)	2017	2016
Future income tax benefits:
Insurance and employee benefits	$928	$2,382
Other asset basis differences	798	1,098
Other liability basis differences	1,158	1,403
Tax loss carryforwards	544	494
Tax credit carryforwards	948	873
Valuation allowances	(582)	(545)
	$3,794	$5,705
Future income taxes payable:
Other asset basis differences	$3,415	$5,376
Other items, net	411	364
	$3,826	$5,740

Summary Of Tax Credit Carryforwards [Table Text Block]
At December 31, 2017, tax credit carryforwards, principally state and foreign, and tax loss carryforwards, principally state and foreign, were as follows:

(dollars in millions)	Tax Credit Carryforwards	Tax Loss Carryforwards
Expiration period:
2018-2022	$22	$307
2023-2027	33	218
2028-2037	269	359
Indefinite	624	1,942
Total	$948	$2,826

Summary Of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending amounts of unrecognized tax benefits and interest expense related to unrecognized tax benefits for the years ended December 31, 2017, 2016 and 2015 is as follows:

(dollars in millions)	2017	2016	2015
Balance at January 1	$1,086	$1,169	$1,089
Additions for tax positions related to the current year	192	69	206
Additions for tax positions of prior years	73	167	99
Reductions for tax positions of prior years	(91)	(61)	(101)
Settlements	(71)	(258)	(124)
Balance at December 31	$1,189	$1,086	$1,169
Gross interest expense related to unrecognized tax benefits	$34	$41	$39
Total accrued interest balance at December 31	$215	$185	$176